REAL ESTATE (Details 4)	12 Months Ended
Dec. 31, 2016 USD ($)
Tenant origination and absorption costs [Member]
Cost	$ 3,632,731
Accumulated amortization	(210,404)
Net amount	3,422,329
Amortization	(210,404)
Above market lease [Member]
Cost	166,629
Accumulated amortization	(18,052)
Net amount	148,577
Amortization	(18,052)
Below-market lease intangibles [Member]
Cost	151,610
Accumulated amortization	(843)
Net amount	150,769
Amortization	$ 843